Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant LTIP Awards upon the recommendation of our Compensation Committee and approval of our Board.
Our LTIP Awards, if LTIP Awards are granted in a given year, are generally recommended by the Compensation Committee in the first quarter of the year and presented to the Board for approval at its regularly scheduled meeting during the first quarter of the year. Our Compensation Committee recommends to the Board for approval and our Board approves all LTIP Award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of LTIP Awards, including stock options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our LTIP Awards, if LTIP Awards are granted in a given year, are generally recommended by the Compensation Committee in the first quarter of the year and presented to the Board for approval at its regularly scheduled meeting during the first quarter of the year. Our Compensation Committee recommends to the Board for approval and our Board approves all LTIP Award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of LTIP Awards, including stock options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our LTIP Awards, if LTIP Awards are granted in a given year, are generally recommended by the Compensation Committee in the first quarter of the year and presented to the Board for approval at its regularly scheduled meeting during the first quarter of the year. Our Compensation Committee recommends to the Board for approval and our Board approves all LTIP Award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of LTIP Awards, including stock options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false